Organization and Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	Shorter of useful life or lease term
Minimum [Member] | Machinery [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		2 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		2 years
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		2 years
Minimum [Member] | Office improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		2 years
Minimum [Member] | Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		2 years
Minimum [Member] | Leasehold property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		27 years
Maximum [Member] | Machinery [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		5 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		5 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		5 years
Maximum [Member] | Office improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		5 years
Maximum [Member] | Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		3 years
Maximum [Member] | Leasehold property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		32 years